Long-term Debt, Summary (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 183,943	$ 152,998
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Long-term debt	97,275	81,721
Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	74,583	61,481
Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	20,903	18,659
Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	1,650	1,441
Wells Fargo & Company [Member] | Long-Term Debt Parent [Member]
Debt Instrument [Line Items]
Long-term debt	97,136	81,581
Wells Fargo Bank, N.A. and other bank entities [Member
Debt Instrument [Line Items]
Long-term debt	80,116	64,498
Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	50,655	32,652
Wells Fargo Bank, N.A. and other bank entities [Member | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	11,304	12,341
Wells Fargo Bank, N.A. and other bank entities [Member | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	313	303
Wells Fargo Bank, N.A. and other bank entities [Member | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2062
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	9.20%
Other Long-Term Debt	16,239	16,874
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	6,691	6,919
Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	6,338	6,563
Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	155	155
Other Consolidated Subsidiaries [Member] | Mortgage notes and other debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2022
Stated interest rate(s) Minimum	1.563%
Stated interest rate(s) Maximum	5.92%
Other Long-Term Debt	175	173
Fixed-rate notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2038
Stated interest rate(s) Minimum	0.625%
Stated interest rate(s) Maximum	6.75%
Senior Notes	54,441	44,145
Fixed-rate notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2044
Stated interest rate(s) Minimum	3.45%
Stated interest rate(s) Maximum	7.574%
Subordinated Notes	19,688	17,469
Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2015
Interest Rate, Stated Percentage	0.75%
Senior Notes	500	500
Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2038
Stated interest rate(s) Minimum	4.75%
Stated interest rate(s) Maximum	7.74%
Subordinated Notes	10,310	10,725
Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2020
Maturity date(s) End	Dec. 31, 2047
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	7.00%
Other Long-Term Debt	609	1,098
Fixed-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2023
Stated interest rate(s) Minimum	2.774%
Stated interest rate(s) Maximum	4.38%
Senior Notes	6,317	6,543
Fixed-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2015
Interest Rate, Stated Percentage	5.16%
Other Long-Term Debt	23	18
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2048
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	3.735%
Senior Notes	15,317	12,445
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2016
Stated interest rate(s) Minimum	0.573%
Stated interest rate(s) Maximum	0.601%
Subordinated Notes	1,215	1,190
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Stated interest rate(s) Minimum	0.731%
Stated interest rate(s) Maximum	1.231%
Junior Subordinated Notes	272	263
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2053
Stated interest rate(s) Minimum	0.00%
Stated interest rate(s) Maximum	0.511%
Senior Notes	4,969	2,219
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2017
Stated interest rate(s) Minimum	0.442%
Stated interest rate(s) Maximum	3.107%
Subordinated Notes	994	1,616
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Stated interest rate(s) Minimum	0.802%
Stated interest rate(s) Maximum	0.881%
Junior Subordinated Notes	313	303
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2047
Stated interest rate(s) Minimum	0.296%
Stated interest rate(s) Maximum	18.97%
Other Long-Term Debt	996	1,230
Floating-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Interest Rate, Stated Percentage	0.733%
Junior Subordinated Notes	155	155
Floating-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Other Long-Term Debt	0	10
Structured Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2053
Senior Notes	4,825	4,891
Structured Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2025
Senior Notes	4	13
Structured Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2021
Maturity date(s) End	Dec. 31, 2021
Senior Notes	1	0
Fixed-rate notes - Hybrid Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2029
Maturity date(s) End	Dec. 31, 2036
Stated interest rate(s) Minimum	5.95%
Stated interest rate(s) Maximum	7.95%
Junior Subordinated Notes	1,378	1,178
Floating-rate extendible notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2016
Maturity date(s) End	Dec. 31, 2016
Stated interest rate(s) Minimum	0.281%
Stated interest rate(s) Maximum	0.387%
Senior Notes	11,048	10,749
Fixed-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2031
Stated interest rate(s) Minimum	3.83%
Stated interest rate(s) Maximum	8.17%
Senior Notes	125	160
Floating-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2019
Stated interest rate(s) Minimum	0.22%
Stated interest rate(s) Maximum	0.35%
Senior Notes	34,000	19,000
Capital Leases [Member] | Wells Fargo Bank, N.A. and other bank entities [Member | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2015
Maturity date(s) End	Dec. 31, 2025
Senior Notes	9	11
FixFloat Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2020
Maturity date(s) End	Dec. 31, 2020
Stated interest rate(s) Minimum	6.795%
Senior Notes	$ 20	$ 20